Share-Based Compensation - Share Option Activity (Details) (Share Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Share Options [Member]
Number of options
Outstanding (in shares)	4,893,791
Share options granted (in shares)	0
Forfeited share options (in shares)	234,108
Exercised options (in shares)	13,500
Outstanding (in shares)	4,646,183
Weighted Average Exercise Price
Outstanding (in dollars per share)	$ 10
Share options granted (in dollars per share)	$ 0
Forfeited share options (in dollars per share)	$ 10
Exercised options (in dollars per share)	$ 0
Outstanding (in dollars per share)	$ 10
Weighted Average Grant Date Fair Value Per Share	$ 0
Weighted Average Remaining Contractual Life	6 years 2 months 12 days	7 years 9 months 18 days
Aggregate Intrinsic Value
Outstanding	$ 265
Exercised options	34
Outstanding	$ 0